Segment and Revenue Analysis	12 Months Ended
Dec. 31, 2023
Segment and Revenue Analysis [Abstract]
SEGMENT AND REVENUE ANALYSIS

Note 14 – SEGMENT AND REVENUE ANALYSIS

The company is mainly engaged in restaurant operations.

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has determined that it has two operating segments as defined by ASC 280, including petfood sales and restaurant business operations.

Certain entity-wide disclosures relating to revenues for the years ended December 31, 2023, 2022 and 2021 are as follows:

	For the year ended December 31, 2023
	Petfood sales	Restaurant business	Total
Revenue from continuing operations	$754	$3,175,055	$3,175,809
Net (loss) income from continuing operations	$(8,525,064)	(10,905)	$(8,535,969)
Net loss from discontinued operations	$(15,095,547)	-	$(15,095,547)
Total Net (loss) income	$(23,620,611)	$(10,905)	$(23,631,516)
Depreciation and amortization	$74,056	$4,210	$78,266
Total assets	$27,591,002	$1,310,395	$28,901,397

	For the year ended December 31, 2022
	Petfood sales	Restaurant business	Total
Revenue from continuing operations	$24,726	$3,074,007	$3,098,733
Net (loss) income from continuing operations	$1,089,347	104,720	$1,194,067
Net loss from discontinued operations	$(339,054)	-	$(339,054)
Total Net income	$750,293	$104,720	$855,013
Depreciation and amortization	$62,164	$54,358	$116,522
Total assets	$34,480,238	$1,502,768	$36,513,397

	For the year ended December 31, 2021
	Petfood sales	Restaurant business	Total
Revenue from continuing operations	$474,632	$606,463	$1,081,095
Net loss from continuing operations	$(2,854,514)	$(1,215,613)	$(4,070,127)
Net loss from discontinued operations	$(2,645,831)	$-	$(2,645,831)
Total Net loss	$(5,500,345)	$(1,215,613)	$(6,715,958)
Depreciation and amortization	$395,094	$13,646	$408,740
Total assets	$26,969,867	$5,078,090	$32,047,957

The net revenue generated from different marketing channels consists of the following:

	For the Years Ended December 31,
	2023	2022	2021
Overseas sales	$-	-	134,896
Domestic sales	754	25,849	308,267
Electronic commerce	-	-	34,590
Restaurant revenue	3,175,055	3,074,007	606,463
Less: Sale tax and addition	-	(1,123)	(3,121)
Total net revenue from continuing operations	$3,175,809	3,098,733	1,081,095

The net revenue generated from different product lines and services is set forth as following:

	For the Years Ended December 31,
	2023	2022	2021
Pet chews	$-	8,367	46,112
Dried pet snacks	-	8,005	293,325
Wet canned petfood	-	1,290	10,760
Dental health snacks	-	550	6,127
Baked pet biscuits	-	-	-
Restaurant revenue	3,175,055	3,074,007	606,463
Others	754	7,637	121,429
Less: Sales tax and addition	-	(1,123)	(3,121)
Total net revenue from continuing operations	$3,175,809	3,098,733	1,081,095

The net revenue generated from different countries is set forth as following:

	For the Years Ended December 31,
	2023	2022	2021
South Korea	$-	-	37,320
China	754	25,849	342,857
United Kingdom	-	-	-
Germany	-	-	-
U.S.	3,175,055	3,074,007	606,463
Other countries	-	-	97,576
Less: Sales tax and addition	-	(1,123)	(3,121)
Total net revenue from continuing operations	$3,175,809	3,098,733	1,081,095

“Other countries” are comprised of all countries whose revenue, individually, was less than 10% of the Company’s total revenue.

The Company’s long-lived assets associated with restaurant business operations are located in the United States.